Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Legal Claims

The Company may be subject to legal claims and actions from time to time as part of its business activities. As of September 30, 2020, the Company was not subject to any pending or threatened legal claims or actions.

Clinical Trial Agreements

Moffitt. Effective August 20, 2018, the Company entered into a Clinical Trial Research Agreement with the Moffitt Cancer Center and Research Institute Hospital Inc., Tampa, Florida, effective for a term of five years, unless terminated earlier by the Company pursuant to 30 days written notice. Pursuant to the Clinical Trial Research Agreement, Moffitt agreed to conduct and manage a Phase 1b/2 clinical trial to evaluate the therapeutic benefit of the Company’s lead anti-cancer clinical compound LB-100 to be administered intravenously in patients with low or intermediate-1 risk myelodysplastic syndrome (MDS).

In November 2018, the Company received approval from the U.S. Food and Drug Administration for its Investigational New Drug Application (“IND”) to conduct a Phase 1b/2 clinical trial to evaluate the therapeutic benefit of LB-100 in patients with low and intermediate-1 risk MDS who have failed or are intolerant of standard treatment. Patients with MDS, although usually older, are generally well except for severe anemia requiring frequent blood transfusions. This Phase 1b/2 clinical trial utilizes LB-100 as a single agent in the treatment of patients with low and intermediate-1 risk MDS, including patients with del(5q) myelodysplastic syndrome (del5qMDS) failing first line therapy. The bone marrow cells of patients with del5qMDS are deficient in PP2A by virtue of an acquired mutation and are especially vulnerable to further inhibition of PP2A by LB-100. The clinical trial began at a single site in April 2019 and the first patient was entered into the clinical trial in July 2019. A total enrollment of 41 patients is planned. An interim analysis will be done after the first 21 patients are entered. If there are 3 or more responders but fewer than 7, an additional 20 patients will be entered. If at any point there are 7 or more responders, this will be sufficient evidence to support continued development of LB-100 for the treatment of low and intermediate-1 risk MDS. Recruitment has been slow and the Covid-19 pandemic has further reduced recruitment of patients into the protocol. At the current rate of accrual, the trial would be completed over a period of four years from its initiation, with the final analysis and reporting expected by July 2023. However, with additional funds, the Company’s objective would be to add two additional MDS centers to the Phase 2 portion of the study to accelerate patient accrual, with the goal of an earlier reporting date.

During the three months ended September 30, 2020 and 2019, the Company paid Moffitt $10,643 and $9,996, respectively, pursuant to this agreement. During the nine months ended September 30, 2020 and 2019, the Company paid Moffitt $36,008 and $23,249, respectively, pursuant to this agreement. As of September 30, 2020, total costs of $81,101 have been incurred pursuant to this agreement.

GEIS. Effective July 31, 2019, the Company entered into a Collaboration Agreement for an Investigator-Initiated Clinical Trial with the Spanish Sarcoma Group (Grupo Español de Investigación en Sarcomas or “GEIS”), Madrid, Spain, to carry out a study entitled “Randomized phase I/II trial of LB-100 plus doxorubicin vs. doxorubicin alone in first line of advanced soft tissue sarcoma”. The purpose of this clinical trial is to obtain information about the efficacy and safety of LB-100 combined with doxorubicin in soft tissue sarcomas. Doxorubicin is the global standard for initial treatment of advanced soft tissue sarcomas (“ASTS”). Doxorubicin alone has been the mainstay of first line treatment of ASTS for over 40 years, with little therapeutic gain from adding cytotoxic compounds to or substituting other cytotoxic compounds for doxorubicin. In animal models, LB-100 consistently enhances the anti-tumor activity of doxorubicin without apparent increases in toxicity.

GEIS has a network of referral centers in Spain and across Europe that have an impressive track record of efficiently conducting innovative studies in ASTS. The Company agreed to provide GEIS with a supply of LB-100 to be utilized in the conduct of this clinical trial, as well as to provide funding for the clinical trial. The goal was to enter the first patient during the quarter ending December 31, 2020, with approximately 150 patients to be enrolled over two years. Advanced sarcoma is a very aggressive disease. The design of the study assumes a median progression free survival (PFS, no evidence of disease progression or death from any cause) of 4.5 months in the doxorubicin arm and an alternative median PFS of 7.5 months in the doxorubicin plus LB-100 arm to demonstrate a statistically significant decrease in relative risk of progression or death by adding LB-100. There is a planned interim analysis of the primary endpoint when about half of the 102 events required for final analysis is reached.

The Company had previously expected that this clinical trial would commence during the quarter ended June 30, 2020. However, during July 2020, the Spanish regulatory body known as the Agency for Medicine and Health Products (Agencia Española de Medicamentos y Productos Sanitarios or “AEMPS”) advised the Company that although it had approved the scientific and ethical basis of the protocol, it required that the Company manufacture a new inventory of LB-100 under current Spanish pharmaceutical manufacturing standards. These regulations were adopted subsequent to the production of the Company’s existing LB-100 inventory. The Company is in the process of determining how soon new inventory of LB-100 meeting Spanish specifications can be produced. Accordingly, the clinical trial is now estimated to begin during the quarter ending September 30, 2021 and to be completed by the quarter ending September 30, 2024. The interim analysis expected in June 2023 could indicate either inferiority or superiority of the LB-100 plus doxorubicin arm compared to doxorubicin alone. A positive study would have the potential to change the standard therapy for this disease after four decades of failure to improve the marginal benefit of doxorubicin alone.

The Company’s agreement with GEIS provides for various payments based on achieving specific milestones over the term of the agreement. On February 18, 2020, the Company advanced $43,411 to GEIS towards a second milestone payment obligation of $87,471, which was expected to become due and payable during the quarter ended June 30, 2020 based on the anticipated achievement of the second milestone, and which was therefore recorded as an advance on the Company’s balance sheet at March 31, 2020. However, as a result of the substantial delay in commencing the clinical trial as described above, the achievement of the second milestone has been delayed until mid-2021 and the Company therefore determined to charge such advance to research and development costs in the Company’s statement of operations at June 30, 2020.

Accordingly, during the three months ended September 30, 2020 and 2019, the Company incurred costs of $0 and $87,471, respectively, and during the nine months ended September 30, 2020 and 2019, the Company incurred costs of $43,411 and $87,471, respectively, pursuant to this agreement. As of September 30, 2020, total costs of $130,882 have been incurred pursuant to this agreement.

The Company’s aggregate commitments pursuant to the aforementioned clinical trial agreements, less amounts previously paid to date under these agreements, totaled approximately $5,049,000 as of September 30, 2020, consisting of approximately $4,428,000 relating to the GEIS clinical trial and approximately $621,000 relating to the Moffit clinical trial, which are expected to be incurred over the next five years through June 30, 2025.

Clinical Trial Monitoring Agreements

On September 12, 2018, the Company finalized a work order agreement with Theradex Systems, Inc., an international contract research organization (“CRO”), to monitor the Phase 1b/2 clinical trial being managed and conducted by Moffitt. The clinical trial began in April 2019 and the first patient was entered into the clinical trial in July 2019. At the current rate of accrual, the trial would be completed over a period of four years from its initiation, with the final analysis and reporting expected by July 2023.

Costs under this work order agreement are estimated to be approximately $954,000, with such payments expected to be divided approximately 94% to Theradex for services and approximately 6% for payments for pass-through costs. The costs of the Phase 1b/2 clinical trial being paid to or through Theradex are being recorded and charged to operations based on the periodic documentation provided by the CRO. During the three months ended September 30, 2020 and 2019, the Company incurred costs of $917 and $3,190, respectively, pursuant to this work order. During the nine months ended September 30, 2020 and 2019, the Company incurred costs of $12,393 and $51,683, respectively, pursuant to this work order. As of September 30, 2020, total costs of $75,885 have been incurred pursuant to this work order agreement.

The Company’s aggregate commitments pursuant to this clinical trial monitoring agreement, less amounts previously paid to date under this agreement, totaled approximately $875,000 as of September 30, 2020, which are expected to be incurred over the next five years through June 30, 2025.

Other Clinical Agreements

As of September 30, 2020, the Company was committed to two other partially completed short-term clinical study agreements. The Company’s aggregate commitments pursuant to these clinical study agreements, less amounts previously paid to date under these agreements, totaled approximately $258,000 as of September 30, 2020, which is expected to be incurred over the next five months. During the three months and nine months ended September 30, 2020, the Company incurred costs of $41,625, pursuant to these agreements.

Patent and License Agreements

On March 22, 2018, the Company entered into a Patent Assignment and Exploitation Agreement with INSERM TRANSFERT SA, acting as delegatee of the French National Institute of Health and Medical Research, for the assignment to the Company of INSERM’S interest in United States Patent No. 9,833,450 entitled “Oxabicyloheptanes and Oxabicycloheptenes for the Treatment of Depressive and Stress Disorders”, which was filed with the United States Patent and Trademark Office in the name of INSERM and the Company as co-owners on February 19, 2015 and granted on May 12, 2017, and related patent applications and filings. INSERM is a French public institution dedicated to research in the field of health and medicine that had previously entered into a Material Transfer Agreement with the Company to allow INSERM to conduct research on the Company’s proprietary compound LB-100 and/or its analogs for the treatment of depressive or stress disorders in humans. Pursuant to the Agreement, the Company has agreed to make certain milestone payments to INSERM aggregating up to $1,750,000 upon achievement of development milestones and up to $6,500,000 upon achievement of commercial milestones. The Company also agreed to pay INSERM certain commercial royalties on net sales of products attributed to the Agreement. The Company’s current plan is to complete the validation process to evaluate LB-100 for the treatment of depressive or stress disorders in humans within three years; however, the exploitation of this patent for the treatment of depressive and stress disorders in humans will require substantial additional capital and/or a joint venture or other type of business arrangement with a pharmaceutical company with substantially greater capital and business resources than those available to the Company. As there can be no assurances that the Company will be able to obtain the capital or business resources necessary to focus on the exploitation of this patent, it is uncertain as to when, if at all, the Company may reach any of the development or commercialization milestones under the Agreement. As of September 30, 2020 and December 31, 2019, no amounts were due under this agreement.

Effective April 2, 2018, the Company entered into a consulting agreement for a term of two years with Liberi Life Sciences Consultancy BV, located in The Netherlands, for consulting and advisory services with respect to sales and licensing, as well as the procurement of investors in China, Japan and South Korea. The Consulting Agreement provided for the payment of a fixed, one-time retainer of EURO 15,000 (US $18,348), which was paid on April 5, 2018, and 2.5% of the net payments received by the Company from sales of products or licensing activities arising directly and exclusively from leads generated by the advisor during the term of the Consulting Agreement, and any investors introduced to the Company by the advisor that results in an investment in the Company during the term of the Consulting Agreement. The Company recorded the payment of the retainer as a prepaid expense in the Company’s consolidated balance sheet, and is amortizing the retainer payment over the two-year life of the Consulting Agreement, as a result of which the Company recorded charges to operations of $0 and $2,294 during the three months ended September 30, 2020 and 2019, and $2,294 and $6,882 during the nine months ended September 30, 2020 and 2019, respectively. As of September 30, 2020, the prepaid consulting fee had been fully amortized. At December 31, 2019, the unamortized balance of the retainer payment was $9,174, all of which was classified as a current asset in the Company’s consolidated balance sheet at such date. On March 1, 2020, the Consulting Agreement was extended to April 2, 2021 without any additional consideration.

Effective August 20, 2018, the Company entered into an Exclusive License Agreement with Moffitt. Pursuant to the License Agreement, Moffitt granted the Company an exclusive license under certain patents owned by Moffitt (the “Licensed Patents”) relating to the treatment of MDS and a non-exclusive license under inventions, concepts, processes, information, data, know-how, research results, clinical data, and the like (other than the Licensed Patents) necessary or useful for the practice of any claim under the Licensed Patents or the use, development, manufacture or sale of any product for the treatment of MDS which would otherwise infringe a valid claim under the Licensed Patents. The Company was obligated to pay Moffitt a non-refundable license issue fee of $25,000 after the first patient is entered into a Phase 1b/2 clinical trial to be managed and conducted by Moffitt. The clinical trial began at a single site in April 2019 and the first patient was entered into the clinical trial in July 2019. The Company is also obligated to pay Moffitt an annual license maintenance fee of $25,000 commencing on the first anniversary of the Effective Date and every anniversary thereafter until the Company commences payment of minimum royalty payments. The Company has also agreed to pay non-refundable milestone payments to Moffitt, which cannot be credited against earned royalties payable by the Company, based on reaching various clinical and commercial milestones aggregating $1,897,000, subject to reduction by 40% under certain circumstances relating to the status of Valid Claims, as such term is defined in the License Agreement. During the three months ended September 30, 2020 and 2019, the Company recorded charges to operations of $6,301 and $31,301, respectively, in connection with its obligations under the License Agreement. During the nine months ended September 30, 2020 and 2019, the Company recorded charges to operations of $18,699 and $74,368, respectively, in connection with its obligations under the License Agreement. As of September 30, 2020, no milestones had yet been attained.

The Company will be obligated to pay Moffitt earned royalties of 4% on worldwide cumulative net sales of royalty-bearing products, subject to reduction to 2% under certain circumstances, on a quarterly basis, with a minimum royalty payment of $50,000 in the first four years after sales commence, and $100,000 in year five and each year thereafter, subject to reduction by 40% under certain circumstances relating to the status of Valid Claims, as such term is defined in the License Agreement. The Company’s obligation to pay earned royalties under the License Agreement commences on the date of the first sale of a royalty-bearing product, and shall automatically expire on a country-by-country basis on the date on which the last valid claim of the Licensed Patents expires, lapses or is declared invalid, and the obligation to pay any earned royalties under the License Agreement shall terminate on the date on which the last valid claim of the Licensed Patents expires, lapses, or is declared to be invalid in all countries.

Employment Agreements

Dr. John Kovach. On July 15, 2020, the Company entered into an employment agreement with Dr. John Kovach pursuant to which Dr. Kovach is to continue to act as the Company’s President, Chief Scientific Officer, and Chief Executive Officer. His responsibilities shall be for the oversight of the Company’s entire operations and strategic planning, and shall be the primary contact between the Company’s executive team and the Board of Directors, to whom he shall report. Dr. Kovach shall supervise all scientific endeavors, providing guidance to the Chief Medical Officer. He shall be the principal spokesperson for the Company. Dr. Kovach will receive an annual salary of $250,000, payable monthly. The effective date of the agreement is October 1, 2020, and shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one-year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one-year period, (ii) his death, or (iii) termination for cause. During the three months and nine months ended September 30, 2020, the Company did not incur any charges for salary with respect to this agreement.

Eric Forman. On July 15, 2020, as amended on August 12, 2020, the Company entered into an employment agreement with Eric Forman, pursuant to which Mr. Forman will act as the Company’s Chief Administrative Officer reporting directly to the Company’s Chief Executive Officer. Mr. Forman’s primary function shall be to oversee the Company’s internal operations, including IT, licensing, legal, personnel, marketing, and corporate governance. Mr. Forman will receive an annual salary of $120,000, payable monthly. Mr. Forman was also granted options to acquire 350,000 shares of the Company’s common stock, which are further described in Note 6. The effective date of the agreement is October 1, 2020, and shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one-year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one-year period, (ii) his death, or (iii) termination for cause. During the three months and nine months ended September 30, 2020, the Company did not incur any charges for salary with respect to this agreement.

 Dr. James Miser. On August 1, 2020, the Company entered into an employment agreement with Dr. James Miser, M.D., pursuant to which Dr. Miser was appointed as the Company’s Chief Medical Officer. Under the employment agreement, Dr. Miser will play a leadership role in planning, implementation and oversight of clinical trials. Dr. Miser will be responsible for assisting and developing strategic clinical goals and the implementation and safety monitoring of investigational studies. Dr. Miser will be the primary medical monitor for all clinical investigational studies and for the oversight of third party CRO monitors. Dr. Miser will work closely with the Company’s Chief Executive Officer on the development of specific goals needed to ensure the timely implementation of appropriate clinical studies needed for successful registration of therapeutic products and new drug development. Dr. Miser will be required to devote at least 50% of his business time to the Company’s activities. Dr. Miser will receive an annual salary of $150,000. Dr. Miser was also granted options to acquire 500,000 shares of the Company’s common stock, which are further described in Note 6. The effective date of the agreement is August 1, 2020. The agreement shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one-year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one-year period, (ii) his death, or (iii) termination for cause. During the three months and nine months ended September 30, 2020, the Company incurred charges for salary in the amount of $25,000 with respect to this agreement.

Robert Weingarten. On August 12, 2020, the Company entered into an employment agreement with Robert N. Weingarten pursuant to which Mr. Weingarten was appointed as the Company’s Vice-President and Chief Financial Officer. Mr. Weingarten will receive an annual salary of $120,000. Mr. Weingarten was also granted options to acquire 350,000 shares of the Company’s common stock, which are further described in Note 6. The effective date of the agreement is August 12, 2020. The agreement shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one-year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one-year period, (ii) his death, or (iii) termination for cause. During the three months and nine months ended September 30, 2020, the Company incurred charges for salary in the amount of $16,452 with respect to this agreement.

Other Significant Agreements and Contracts

On December 24, 2013, the Company entered into an agreement with NDA Consulting Corp. for consultation and advice in the field of oncology research and drug development. As part of the agreement, NDA also agreed to cause its president, Dr. Daniel D. Von Hoff, M.D., to become a member of the Company’s Scientific Advisory Committee. The term of the agreement was for one year and provided for a quarterly cash fee of $4,000. The agreement has been automatically renewed for additional one-year terms on its anniversary date since 2014. Consulting and advisory fees charged to operations pursuant to this agreement were $4,000 and $4,000 for the three months ended September 30, 2020 and 2019, respectively, and $12,000 and $12,000 for the nine months ended September 30, 2020 and 2019, respectively, which were included in research and development costs in the consolidated statements of operations.

Effective September 14, 2015, the Company entered into a Collaboration Agreement with BioPharmaWorks, pursuant to which the Company engaged BioPharmaWorks to perform certain services for the Company. Those services included, among other things: (a) assisting the Company to (i) commercialize its products and strengthen its patent portfolio, (ii) identify large pharmaceutical companies with potential interest in the Company’s product pipeline, and (iii) prepare and deliver presentations concerning the Company’s products; (b) at the request of the Board of Directors, serving as backup management for up to three months should the Company’s Chief Executive Officer and scientific leader be temporarily unable to carry out his duties; (c) being available for consultation in drug discovery and development; and (d) identifying providers and overseeing tasks relating to clinical use and commercialization of new compounds.

BioPharmaWorks was founded in 2015 by former Pfizer scientists with extensive multi-disciplinary research and development and drug development experience. The Collaboration Agreement was for an initial term of two years and automatically renews for subsequent annual periods unless terminated by a party not less than 60 days prior to the expiration of the applicable period. In connection with the Collaboration Agreement, the Company agreed to pay BioPharmaWorks a monthly fee of $10,000, subject to the right of the Company to pay a negotiated hourly rate in lieu of the monthly payment and agreed to issue to BioPharmaWorks certain equity-based compensation. In April 2018, it was mutually agreed to suspend services and payments under the Collaboration Agreement, without extending its term, for the period from February 1, 2018 through the September 13, 2019 anniversary date. In February 2019, the Company and BioPharmaWorks subsequently agreed to resume the Collaboration Agreement effective March 1, 2019, and the Collaboration Agreement is currently in effect. The Company recorded charges to operations pursuant to this Collaboration Agreement of $30,000 and $30,000 for the three months ended September 30, 2020 and 2019, respectively, and $90,000 and $70,000 for the nine months ended September 30, 2020 and 2019, respectively, which were included in research and development costs in the consolidated statements of operations.

Effective August 12, 2020, the Company entered into a Master Service Agreement with the Foundation for Angelman Syndrome Therapy (FAST) to collaborate in supporting preclinical studies of the potential benefit of LB-100 in a mouse model of Angelman Syndrome (AS) as reported in The Proceedings of The National Academy of Science (Wang et al, June 3, 2019). The preclinical studies will take place at The University of California - Davis under the direction of Dr. David Segal, an internationally recognized leader in AS research. If the preclinical studies confirm that LB-100 reduces AS signs in rodent models, the Company has agreed to enter into discussions with FAST with respect to possible collaborations to most efficiently assess the benefit of LB-100 in patients with AS, which is a rare disease affecting an estimated one out of 12,000 to one out of 20,000 persons in the United States. The genetic cause of AS, reduced function of a specific maternal gene called Ube3, has been understood for some time, but the molecular abnormality resulting from the genetic lesion has now been shown to be increased concentrations of protein phosphatase 2A (PP2A), a molecular target of the Company’s investigational compound, LB-100. The Company has agreed to provide FAST with a supply of LB-100 to be utilized in the conduct of this study, which is initially expected to be completed within three years. Conditioned on FAST’s completion of this study, the Company has agreed to pay FAST five percent (5%) of all proceeds, as defined in the Master Service Agreement, received by the Company, up to a maximum of $250,000 from the exploitation of the study results.

Impact of the Novel Coronavirus (COVID-19) on the Company’s Business Operations

The global outbreak of the novel coronavirus (COVID-19) has led to severe disruptions in general economic activities worldwide, as businesses and governments have taken broad actions to mitigate this public health crisis. In light of the uncertain and continually evolving situation relating to the spread of COVID-19, this pandemic could pose a risk to the Company. The extent to which the coronavirus may impact the Company’s business operations will depend on future developments, which are highly uncertain and cannot be predicted at this time. The Company intends to continue to monitor the situation and may adjust its current business plans as more information and guidance become available.

The coronavirus pandemic presents a challenge to medical facilities worldwide. As the Company’s clinical trials are conducted on an outpatient basis, it is not currently possible to predict the full impact of this developing health crisis on such clinical trials, which could include delays in and increased costs of such clinical trials. Current indications from the clinical research organizations conducting the clinical trials for the Company are that such clinical trials are being delayed or extended for several months as a result of the coronavirus pandemic.

There is also significant uncertainty as to the effect that the coronavirus may have on the amount and type of financing available to the Company in the future.

7. Commitments and Contingencies

Legal Claims

The Company may be subject to legal claims and actions from time to time as part of its business activities. As of December 31, 2019, the Company was not subject to any pending or threatened legal claims or actions.

Clinical Trial Agreements

Effective August 20, 2018, the Company and the Moffitt Cancer Center and Research Institute Hospital Inc., Tampa, Florida (“Moffitt”) entered into a Clinical Trial Research Agreement (the “Clinical Trial Research Agreement”) effective for a term of five years, unless terminated earlier by the Company pursuant to 30 days written notice. Pursuant to the Clinical Trial Research Agreement, Moffitt agreed to conduct and manage a Phase 1b/2 clinical trial to evaluate the therapeutic benefit of the Company’s lead anti-cancer clinical compound LB-100 to be administered intravenously in patients with low or intermediate-1 risk myelodysplastic syndrome (MDS).

In November 2018, the Company received approval from the FDA for its Investigational New Drug (IND) Application to conduct a Phase 1b/2 clinical trial to evaluate the therapeutic benefit of LB-100 in patients with low and intermediate-1 risk MDS who have failed or are intolerant of standard treatment. This clinical trial began in April 2019 and the first patient was entered into the clinical trial in July 2019. The clinical trial is expected to be completed over a period of two years, with final analysis and reporting expected within three years. This Phase 1b/2 clinical trial utilizes LB-100 as a single agent in the treatment of patients with del(5q) myelodysplastic syndrome (del5qMDS) failing first line therapy. The bone marrow cells of these patients are deficient in PP2A and are especially vulnerable to further inhibition of PP2A by LB-100. During the years ended December 31, 2019 and 2018, the Company paid Moffitt $45,093 and $0, respectively, pursuant to this agreement. As of December 31, 2019, total costs of $45,093 have been incurred pursuant to this agreement.

Effective as of July 31, 2019, the Company entered into a Collaboration Agreement for an Investigator-Initiated Clinical Trial with the Spanish Sarcoma Group (Grupo Espanol de Investigacion en Sarcomas or “GEIS”), Madrid, Spain, to carry out a clinical trial entitled “Randomized phase I/II trial of LB-100 plus doxorubicin vs. doxorubicin alone in first line of advanced soft tissue sarcoma”. The purpose of this clinical trial is to obtain information about the efficacy and safety of the Company’s lead anti-cancer clinical compound LB-100 combined with doxorubicin in soft tissue sarcomas. Doxorubicin is the global standard for initial treatment of advanced soft tissue sarcomas (ASTA). Doxorubicin alone has been the mainstay of first line treatment of ASTS for over 40 years, with little therapeutic gain from adding cytotoxic compounds to or substituting other cytotoxic compounds for doxorubicin. In animal models, LB-100 consistently enhances the antitumor activity of doxorubicin without apparent increases in toxicity. GEIS has a network of referral centers in Spain and across Europe that have an impressive track record of efficiently conducting innovative studies in ASTS. The Company has agreed to provide GEIS with a supply of LB-100 to be utilized in the conduct of this clinical trial, as well as to provide funding for the clinical trial. The goal is to enter the first patient into this clinical trial during the quarter ending June 30, 2020, with approximately 170 patients to be subsequently enrolled over a period of two years. The Company estimates that this clinical trial will be completed and results will be published by June 30, 2023. The original start date for patient entry was delayed due to longer than expected processing of formal approval of importation of LB-100 into the European Union. This approval was originally expected to be received in the quarter ended September 30, 2019, but was delayed and is now expected to be received during the quarter ending June 30, 2020. During the year ended December 31, 2019, the Company incurred costs of $87,471 pursuant to this agreement. As of December 31, 2019, total costs of $87,471 have been incurred pursuant to this agreement.

The Company’s aggregate commitments pursuant to these clinical trial agreements, less amounts previously incurred to date under these agreements, totaled approximately $5,000,000 as of December 31, 2019, which are expected to be incurred over the next five years through 2024.

Clinical Trial Monitoring Agreements

On September 12, 2018, the Company finalized a work order agreement with Theradex Systems, Inc. (Theradex”), an international contract research organization (“CRO”), to monitor the Phase 1b/2 clinical trial being managed and conducted by Moffitt. The clinical trial is expected to be completed over a period of two years, with final analysis and reporting expected within three years. Costs under this work order agreement are estimated to be approximately $954,000, with such payments expected to be divided approximately 94% to Theradex for services and approximately 6% for payments for pass-through costs. The costs of the Phase 1b/2 clinical trial being paid to or through Theradex are being recorded and charged to operations based on the periodic documentation provided by the CRO. During the years ended December 31, 2019 and 2018, the Company incurred costs of $51,586 and $11,906, respectively, pursuant to this work order. As of December 31, 2019, total costs of $63,492 have been incurred pursuant to this work order agreement.

The Company expects to enter into a separate work order agreement with Theradex to monitor the GEIS clinical trial as described above.

Patent and License Agreements

On March 22, 2018, the Company entered into a Patent Assignment and Exploitation Agreement (the “Agreement”) with INSERM TRANSFERT SA, acting as delegatee of the French National Institute of Health and Medical Research (“INSERM”), for the assignment to the Company of INSERM’S interest in United States Patent No. 9,833,450 entitled “Oxabicyloheptanes and Oxabicycloheptenes for the Treatment of Depressive and Stress Disorders,” which was filed with the United States Patent and Trademark Office in the name of INSERM and the Company as co-owners on February 19, 2015 and granted on May 12, 2017, and related patent applications and filings. INSERM is a French public institution dedicated to research in the field of health and medicine that had previously entered into a Material Transfer Agreement (“MTA”) with the Company to allow INSERM to conduct research on the Company’s proprietary compound LB-100 and/or its analogs for the treatment of depressive or stress disorders in humans. Pursuant to the Agreement, the Company has agreed to make certain milestone payments to INSERM aggregating up to $1,750,000 upon achievement of development milestones and up to $6,500,000 upon achievement of commercial milestones. The Company also agreed to pay INSERM certain commercial royalties on net sales of products attributed to the Agreement. The Company’s current plan is to complete the validation process to evaluate LB-100 for the treatment of depressive or stress disorders in humans within three years; however, the exploitation of this patent for the treatment of depressive and stress disorders in humans will require substantial additional capital and/or a joint venture or other type of business arrangement with a pharmaceutical company with substantially greater capital and business resources than those available to the Company. As there can be no assurances that the Company will be able to obtain the capital or business resources necessary to focus on the exploitation of this patent, it is uncertain as to when the Company may reach any of the development or commercialization milestones under the Agreement, if at all. As of December 31, 2019 and 2018, no amounts were due under this agreement.

Effective April 2, 2018, the Company entered into a consulting agreement for a term of two years with Liberi Life Sciences Consultancy BV, located in The Netherlands, for consulting and advisory services with respect to sales and licensing, as well as the procurement of investors in China, Japan and South Korea (the “Consulting Agreement”). The Consulting Agreement provided for the payment of a fixed, one-time retainer of EURO 15,000 (US $18,348), which was paid on April 5, 2018, and 2.5% of the net payments received by the Company from sales of products or licensing activities arising directly and exclusively from leads generated by the advisor during the term of the Consulting Agreement, and any investors introduced to the Company by the advisor that results in an investment in the Company during the term of the Consulting Agreement. The Company recorded the payment of the retainer as a prepaid expense in the Company’s consolidated balance sheet, and is amortizing the retainer payment over the two-year life of the Consulting Agreement, as a result of which the Company recorded charges to operations of $9,174 and $6,881 during the years ended December 31, 2019 and 2018, respectively. At December 31, 2019, the unamortized balance of the retainer payment was $2,294, all of which was classified as a current asset in the Company’s consolidated balance sheet at such date. At December 31, 2018, the unamortized balance of the retainer payment was $11,468, of which $9,175 was classified as a current asset and $2,293 was classified as a non-current asset in the Company’s consolidated balance sheet at such date.

Effective August 20, 2018 (the “Effective Date”), the Company and Moffitt entered into an Exclusive License Agreement (the “License Agreement”). Pursuant to the License Agreement, Moffitt granted the Company an exclusive license under certain patents owned by Moffitt (the “Licensed Patents”) relating to the treatment of MDS and a non-exclusive license under inventions, concepts, processes, information, data, know-how, research results, clinical data, and the like (other than the Licensed Patents) necessary or useful for the practice of any claim under the Licensed Patents or the use, development, manufacture or sale of any product for the treatment of MDS which would otherwise infringe a valid claim under the Licensed Patents. The Company is obligated to pay Moffitt a non-refundable license issue fee of $25,000 after the first patient is entered into a Phase 1b/2 clinical trial to be managed and conducted by Moffitt. The clinical trial began in April 2019 and the first patient was entered into the clinical trial in July 2019. The clinical trial is expected to be completed over a period of two years, with final analysis and reporting expected within three years. The Company is also obligated to pay Moffitt an annual license maintenance fee of $25,000 commencing on the first anniversary of the Effective Date and every anniversary thereafter until the Company commences payment of minimum royalty payments. The Company has also agreed to pay non-refundable milestone payments to Moffitt, which cannot be credited against earned royalties payable by the Company, based on reaching various clinical and commercial milestones aggregating $1,897,000, subject to reduction by 40% under certain circumstances relating to the status of Valid Claims, as such term is defined in the License Agreement. During the years ended December 31, 2019 and 2018, the Company recorded charges to operations of $80,669 and $0, respectively, in connection with its obligations under the License Agreement. As of December 31, 2019, no milestones had yet been attained.

The Company will be obligated to pay Moffitt earned royalties of 4% on worldwide cumulative net sales of royalty-bearing products, subject to reduction to 2% under certain circumstances, on a quarterly basis, with a minimum royalty payment of $50,000 in the first four years after sales commence, and $100,000 in year five and each year thereafter, subject to reduction by 40% under certain circumstances relating to the status of Valid Claims, as such term is defined in the License Agreement. The Company’s obligation to pay earned royalties under the License Agreement commences on the date of the first sale of a royalty-bearing product, and shall automatically expire on a country-by-country basis on the date on which the last valid claim of the Licensed Patents expires, lapses or is declared invalid, and the obligation to pay any earned royalties under the License Agreement shall terminate on the date on which the last valid claim of the Licensed Patents expires, lapses, or is declared to be invalid in all countries.

Other Significant Agreements and Contracts

Effective October 18, 2013, the Company entered into a Materials Cooperative Research and Development Agreement (M-CRADA) with the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health (NIH) for a term of four years. The Surgical Neurology Branch of NINDS is conducting research characterizing a variety of compounds proprietary to the Company and is examining the potential of the compounds for anti-cancer activity, reducing neurological deficit due to ischemia and brain injury, and stabilizing catalytic function of misfolded proteins for inborn brain diseases. Under an M-CRADA, a party provides research material, in this case proprietary compounds from the Company’s pipeline, for study by scientists at NIH. The exchange of material was for research only and did not imply any endorsement of the material on the part of either party. Under the M-CRADA, the NIH grants a collaborator an exclusive option to elect an exclusive or non-exclusive commercialization license.

On June 14, 2017, the Company executed Amendment No. 1 to the M-CRADA, pursuant to which the Company agreed to provide funding in the amount of $100,000 to the National Cancer Institute for use in acquiring technical, statistical and administrative support for research activities. The $100,000 amount was scheduled to be paid in two equal installments of $50,000, the first installment of which was paid, as scheduled, on July 9, 2017, and which was charged to research and development costs in the consolidated statement of operations on such date. The second installment of $50,000 was scheduled to be paid on the June 14, 2018 anniversary date of the amendment and was accreted ratably through such date and included in research and development contract liabilities in the Company’s consolidated balance sheet. Pursuant to revised and updated collaboration plans, on November 3, 2018, the NINDS and the Company agreed to a cancellation of the second installment payment of $50,000. Accordingly, the previously accreted charge of $50,000, of which $25,000 was recorded during the year ended December 31, 2018, was reversed during the year ended December 31, 2018.

On December 24, 2013, the Company entered into an agreement with NDA Consulting Corp. (“NDA”) for consultation and advice in the field of oncology research and drug development. As part of the agreement, NDA also agreed to cause its president, Dr. Daniel D. Von Hoff, M.D., to become a member of the Company’s Scientific Advisory Committee. The term of the agreement was for one year and provided for a quarterly cash fee of $4,000. The agreement has been automatically renewed for additional one-year terms on its anniversary date since 2014. Consulting and advisory fees charged to operations pursuant to this agreement for the years ended December 31, 2019 and 2018 were $16,000 and $16,000, respectively, which were included in research and development costs in the consolidated statements of operations.

Effective September 14, 2015, the Company entered into a Collaboration Agreement with BioPharmaWorks, pursuant to which the Company engaged BioPharmaWorks to perform certain services for the Company. Those services included, among other things: (a) assisting the Company to (i) commercialize its products and strengthen its patent portfolio, (ii) identify large pharmaceutical companies with potential interest in the Company’s product pipeline, and (iii) prepare and deliver presentations concerning the Company’s products; (b) at the request of the Board of Directors, serving as backup management for up to three months should the Company’s Chief Executive Officer and scientific leader be temporarily unable to carry out his duties; (c) being available for consultation in drug discovery and development; and (d) identifying providers and overseeing tasks relating to clinical use and commercialization of new compounds.

BioPharmaWorks was founded in 2015 by former Pfizer scientists with extensive multi-disciplinary research and development and drug development experience. The Collaboration Agreement was for an initial term of two years and automatically renews for subsequent annual periods unless terminated by a party not less than 60 days prior to the expiration of the applicable period. In connection with the Collaboration Agreement, the Company agreed to pay BioPharmaWorks a monthly fee of $10,000, subject to the right of the Company to pay a negotiated hourly rate in lieu of the monthly payment and agreed to issue to BioPharmaWorks certain equity-based compensation. In November 2016, it was mutually agreed to suspend services and payments under the Collaboration Agreement, without extending its term, for the period from November 1, 2016 through March 31, 2017. The Collaboration Agreement resumed as scheduled on April 1, 2017. In April 2018, it was again mutually agreed to suspend services and payments under the Collaboration Agreement, without extending its term, for the period from February 1, 2018 through the September 13, 2019 anniversary date. In February 2019, the Company and BioPharmaWorks subsequently agreed to resume the Collaboration Agreement effective March 1, 2019, and the Collaboration Agreement is currently in effect. The Company recorded charges to operations pursuant to this Collaboration Agreement for the years ended December 31, 2019 and 2018 of $100,000 and $10,000, respectively, which were included in research and development costs in the consolidated statements of operations.